Description of the Plan - Schedule of Purchases and Sales (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 $ / shares shares
EBP, Description of Plan [Line Items]
Number of shares purchased (in shares) | shares	145,500
Average price of shares purchased (in dollars per share) | $ / shares	$ 49.29
Number of shares sold (in shares) | shares	108,617
Average price of shares sold (in dollars per share) | $ / shares	$ 49.99